BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 1.1%
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 12,044
Chemicals — 0.3%
Element Solutions, Inc.
(a)
.............. 133,281 1,400,783
Diversified Telecommunication Services — 0.1%
Altice Europe NV
(a)
.................. 58,278 277,469
CenturyLink, Inc. ................... 25,766 259,979
537,448
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 1,058 41,085
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 5,404 291,168
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ...... 24,597 908,367
VICI Properties, Inc. ................. 56,302 1,315,778
2,224,145
Life Sciences Tools & Services — 0.0%
PPD, Inc.
(a)
....................... 1,969 72,833
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 146,145 146,145
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 80,736 633,778
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(a)
............. 41,611 646,635
Total Common Stocks — 1.1%
(Cost: $6,996,377) .............................. 6,006,064
Par (000)
Corporate Bonds — 86.2%
Aerospace & Defense — 4.2%
Boeing Co. (The):
5.15%, 05/01/30 ................. USD 1,250 1,405,011
5.81%, 05/01/50 ................. 1,830 2,213,898
5.93%, 05/01/60 ................. 1,830 2,264,880
Bombardier, Inc.
(c)
:
8.75%, 12/01/21 ................. 1,423 1,441,385
5.75%, 03/15/22 ................. 236 228,684
6.13%, 01/15/23 ................. 668 571,140
7.50%, 12/01/24 ................. 148 113,589
7.50%, 03/15/25 ................. 58 43,500
7.88%, 04/15/27 ................. 1,253 950,326
BWX Technologies, Inc., 4.13%, 06/30/28
(c)
. 418 427,405
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
741 626,145
Howmet Aerospace, Inc.:
5.87%, 02/23/22 ................. 335 354,329
5.13%, 10/01/24 ................. 188 199,280
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
............... 516 538,683
Signature Aviation US Holdings, Inc.
(c)
:
5.38%, 05/01/26 ................. 165 166,650
4.00%, 03/01/28 ................. 418 388,740
Spirit AeroSystems Inc., 5.50%, 01/15/25
(a)(c)
276 276,000
SSL Robotics LLC, 9.75%, 12/31/23
(c)
.... 310 341,459
TransDigm, Inc.
(c)
:
8.00%, 12/15/25 ................. 1,716 1,866,150
6.25%, 03/15/26 ................. 6,699 6,995,732
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 1,124 1,197,060
22,610,046
Security Par (000) Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
(c)
:
6.75%, 08/15/24 ................. USD 198 $ 209,722
6.25%, 05/01/25 ................. 173 184,870
394,592
Airlines — 0.7%
(c)
American Airlines, Inc., 11.75%, 07/15/25 .. 273 263,445
Delta Air Lines, Inc.:
7.00%, 05/01/25 ................. 630 691,755
4.50%, 10/20/25 ................. 320 328,593
4.75%, 10/20/28 ................. 945 981,174
Mileage Plus Holdings LLC, 6.50%, 06/20/27 1,350 1,405,687
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25 128 135,817
3,806,471
Auto Components — 1.5%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 305 336,262
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
773 835,999
Clarios Global LP
(c)
:
6.75%, 05/15/25 ................. 468 492,570
6.25%, 05/15/26 ................. 1,390 1,457,485
8.50%, 05/15/27 ................. 2,444 2,523,430
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 472 481,440
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 332 360,220
Icahn Enterprises LP:
6.75%, 02/01/24 ................. 49 50,263
4.75%, 09/15/24 ................. 162 164,025
6.38%, 12/15/25 ................. 530 544,821
6.25%, 05/15/26 ................. 369 384,683
5.25%, 05/15/27 ................. 247 257,325
7,888,523
Automobiles — 0.8%
Ford Motor Co.:
8.50%, 04/21/23 ................. 382 416,380
4.35%, 12/08/26 ................. 82 80,939
4.75%, 01/15/43 ................. 167 151,206
5.29%, 12/08/46 ................. 160 150,100
General Motors Co.:
6.80%, 10/01/27 ................. 866 1,054,738
5.00%, 10/01/28 ................. 101 113,571
5.00%, 04/01/35 ................. 160 173,337
6.25%, 10/02/43 ................. 235 278,490
5.20%, 04/01/45 ................. 206 221,896
5.95%, 04/01/49 ................. 450 527,281
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(c)
.. 550 553,303
Tesla, Inc., 5.30%, 08/15/25
(c)
......... 582 602,370
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
210 221,550
4,545,161
Banks — 0.3%
Banco Espirito Santo SA
(a)(d)
:
2.63%, 05/08/17 ................. EUR 100 15,242
4.75%, 01/15/18 ................. 100 15,241
4.00%, 01/21/19 ................. 100 15,242
Barclays plc, 5.20%, 05/12/26 ......... USD 200 221,750
BNP Paribas SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.94%), 4.50%
(c)(e)(f)
.............. 325 311,594
CIT Group, Inc.:
5.00%, 08/15/22 ................. 30 30,900
5.00%, 08/01/23 ................. 396 410,850
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.75%), 6.00%
(e)(f)
............... 465 476,625
1,497,444
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
118 118,464

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Building Products — 0.9%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
.................... USD 545 $ 569,525
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
193 206,751
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
.................... 395 400,092
Forterra Finance LLC, 6.50%, 07/15/25
(c)
.. 545 575,820
Griffon Corp., 5.75%, 03/01/28 ......... 141 147,180
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 208,500
JELD-WEN, Inc.
(c)
:
6.25%, 05/15/25 ................. 245 260,925
4.63%, 12/15/25 ................. 99 99,495
4.88%, 12/15/27 ................. 30 30,571
Masonite International Corp.
(c)
:
5.75%, 09/15/26 ................. 45 46,912
5.38%, 02/01/28 ................. 117 124,773
Standard Industries, Inc.
(c)
:
5.00%, 02/15/27 ................. 221 229,840
4.38%, 07/15/30 ................. 785 804,833
3.38%, 01/15/31 ................. 1,003 989,956
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 278 289,468
4,984,641
Capital Markets — 0.9%
Credit Suisse Group AG
(c)(e)(f)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 200 211,062
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ...................... 700 748,125
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... 405 405,810
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10% ...................... 235 226,775
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(e)(f)
921 921,276
MSCI, Inc., 3.88%, 02/15/31
(c)
......... 866 902,545
Owl Rock Capital Corp.:
5.25%, 04/15/24 ................. 146 151,477
4.00%, 03/30/25 ................. 195 196,725
3.75%, 07/22/25 ................. 866 863,324
4.25%, 01/15/26 ................. 301 304,922
4,932,041
Chemicals — 2.0%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(c)(g)
........... 1,010 1,012,525
Atotech Alpha 3 BV, 6.25%, 02/01/25
(c)
.... 2,754 2,791,867
Axalta Coating Systems LLC, 4.75%,
06/15/27
(c)
.................... 423 432,518
Blue Cube Spinco LLC:
9.75%, 10/15/23 ................. 488 503,250
10.00%, 10/15/25 ................ 40 42,300
Chemours Co. (The), 6.63%, 05/15/23 .... 646 653,749
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 1,761 1,727,981
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 510 525,703
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 306 312,120
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 471 506,325
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
278 287,672
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 80,419
OCI NV, 5.25%, 11/01/24
(c)
........... 277 285,781
PQ Corp., 5.75%, 12/15/25
(c)
.......... 912 938,220
Valvoline, Inc., 4.25%, 02/15/30
(c)
....... 294 299,880
WR Grace & Co., 5.63%, 10/01/24
(c)
..... 206 218,875
Security Par (000) Value
Chemicals (continued)
WR Grace & Co.-Conn., 4.88%, 06/15/27
(c)
. USD 312 $ 322,202
10,941,387
Commercial Services & Supplies — 3.0%
ACCO Brands Corp., 5.25%, 12/15/24
(c)
... 104 106,470
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 85 88,910
4.88%, 07/15/32
(c)
................ 505 510,050
Allied Universal Holdco LLC
(c)
:
6.63%, 07/15/26 ................. 2,980 3,173,700
9.75%, 07/15/27 ................. 1,029 1,118,029
APX Group, Inc.:
7.88%, 12/01/22 ................. 115 115,000
8.50%, 11/01/24 ................. 202 213,110
6.75%, 02/15/27
(c)
................ 455 472,062
Aramark Services, Inc.:
5.00%, 04/01/25
(c)
................ 246 249,542
6.38%, 05/01/25
(c)
................ 461 480,212
4.75%, 06/01/26 ................. 72 72,850
5.00%, 02/01/28
(c)
................ 278 280,085
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 201 209,543
Clean Harbors, Inc.
(c)
:
4.88%, 07/15/27 ................. 233 241,738
5.13%, 07/15/29 ................. 199 215,889
Covanta Holding Corp., 5.00%, 09/01/30 .. 141 142,311
Garda World Security Corp.
(c)
:
4.63%, 02/15/27 ................. 509 511,545
9.50%, 11/01/27 ................. 376 394,800
GFL Environmental, Inc.
(c)
:
4.25%, 06/01/25 ................. 140 141,400
3.75%, 08/01/25 ................. 417 419,304
7.00%, 06/01/26 ................. 1,195 1,259,769
5.13%, 12/15/26 ................. 907 936,568
8.50%, 05/01/27 ................. 632 685,720
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 274 285,303
KAR Auction Services, Inc., 5.13%, 06/01/25
(c)
262 261,995
Nielsen Finance LLC
(c)
:
5.63%, 10/01/28 ................. 818 846,057
5.88%, 10/01/30 ................. 488 505,080
Prime Security Services Borrower LLC
(c)
:
5.25%, 04/15/24 ................. 135 141,412
5.75%, 04/15/26 ................. 42 44,914
3.38%, 08/31/27 ................. 423 405,761
6.25%, 01/15/28 ................. 738 747,225
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 776 785,304
16,061,658
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 995 1,014,502
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 495 501,707
CommScope, Inc.
(c)
:
5.50%, 03/01/24 ................. 320 328,822
6.00%, 03/01/26 ................. 455 474,338
8.25%, 03/01/27 ................. 66 68,640
Nokia OYJ:
4.38%, 06/12/27 ................. 187 198,571
6.63%, 05/15/39 ................. 107 132,553
ViaSat, Inc.
(c)
:
5.63%, 04/15/27 ................. 969 996,859
6.50%, 07/15/28 ................. 477 477,691
4,193,683
Construction & Engineering — 0.3%
(c)
Brand Industrial Services, Inc., 8.50%, 07/15/25 767 724,815
MasTec, Inc., 4.50%, 08/15/28 ......... 384 387,840
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 99 101,970

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Construction & Engineering (continued)
9.75%, 07/15/28 ................. USD 131 $ 141,480
Pike Corp., 5.50%, 09/01/28 .......... 267 268,653
Weekley Homes LLC, 4.88%, 09/15/28 .... 127 128,270
1,753,028
Construction Materials — 0.0%
US Concrete, Inc., 5.13%, 03/01/29
(c)
..... 166 166,415
Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 1,087 1,488,238
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 ................. 701 714,144
2.98%, 08/03/22 ................. 736 724,960
3.09%, 01/09/23 ................. 200 195,978
4.14%, 02/15/23 ................. 248 249,542
3.81%, 01/09/24 ................. 870 861,300
4.06%, 11/01/24 ................. 200 199,750
5.13%, 06/16/25 ................. 355 366,094
4.13%, 08/04/25 ................. 650 643,770
4.39%, 01/08/26 ................. 475 469,580
General Motors Financial Co., Inc., 5.65%,
01/17/29 ..................... 112 130,650
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(c)(g)
...... 532 281,959
Navient Corp.:
5.00%, 10/26/20 ................. 47 47,000
6.13%, 03/25/24 ................. 176 177,320
5.88%, 10/25/24 ................. 49 48,725
6.75%, 06/25/25 ................. 103 104,287
6.75%, 06/15/26 ................. 138 137,655
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 45 46,687
6.88%, 03/15/25 ................. 227 251,896
8.88%, 06/01/25 ................. 133 147,298
7.13%, 03/15/26 ................. 284 317,285
6.63%, 01/15/28 ................. 340 377,332
5.38%, 11/15/29 ................. 19 19,760
8,001,210
Containers & Packaging — 1.5%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 786 781,913
Ardagh Packaging Finance plc
(c)
:
5.25%, 04/30/25 ................. 342 357,390
4.13%, 08/15/26 ................. 500 506,875
4.75%, 07/15/27 ................. GBP 100 129,322
5.25%, 08/15/27 ................. USD 1,021 1,040,399
Ball Corp.:
5.25%, 07/01/25 ................. 26 29,430
4.88%, 03/15/26 ................. 284 316,660
2.88%, 08/15/30 ................. 455 449,881
Crown Americas LLC:
4.75%, 02/01/26 ................. 220 228,250
4.25%, 09/30/26 ................. 302 312,570
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 92,527
Graham Packaging Co., Inc., 7.13%, 08/15/28
(c)
166 172,847
Graphic Packaging International LLC
(c)
:
4.75%, 07/15/27 ................. 128 138,560
3.50%, 03/15/28 ................. 107 106,732
3.50%, 03/01/29 ................. 106 106,663
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(c)
.................... 207 209,908
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(c)
.................... 181 190,050
LABL Escrow Issuer LLC, 6.75%, 07/15/26
(c)
365 385,075
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 229 229,811
Sealed Air Corp.
(c)
:
5.13%, 12/01/24 ................. 20 21,663
Security Par (000) Value
Containers & Packaging (continued)
6.88%, 07/15/33 ................. USD 31 $ 39,757
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 13 13,293
Trivium Packaging Finance BV
(c)(h)
:
5.50%, 08/15/26 ................. 760 786,961
8.50%, 08/15/27 ................. 1,567 1,689,579
8,336,116
Distributors — 0.6%
(c)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 415 430,563
4.00%, 01/15/28 ................. 220 223,575
Core & Main LP, 6.13%, 08/15/25 ....... 2,398 2,428,994
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 114 93,480
9.00%, 11/15/26 ................. 131 108,075
3,284,687
Diversified Consumer Services — 0.4%
frontdoor, Inc., 6.75%, 08/15/26
(c)
....... 302 321,630
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 158 166,295
Laureate Education, Inc., 8.25%, 05/01/25
(c)
171 181,260
Service Corp. International:
5.13%, 06/01/29 ................. 310 343,520
3.38%, 08/15/30 ................. 408 408,510
ServiceMaster Co. LLC (The), 5.13%,
11/15/24
(c)
.................... 234 239,265
Sotheby's, 7.38%, 10/15/27
(c)
.......... 400 400,000
2,060,480
Diversified Financial Services — 1.5%
(c)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. 289 296,225
MPH Acquisition Holdings LLC, 7.13%,
06/01/24 ..................... 1,561 1,603,693
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ................. EUR 650 796,493
6.25%, 05/15/26 ................. USD 183 195,810
8.25%, 11/15/26 ................. 1,146 1,254,870
Sabre GLBL, Inc.:
5.25%, 11/15/23 ................. 73 71,358
9.25%, 04/15/25 ................. 723 795,712
7.38%, 09/01/25 ................. 395 398,950
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,693 2,928,072
8,341,183
Diversified Telecommunication Services — 6.4%
Altice France Holding SA
(c)
:
10.50%, 05/15/27 ................ 2,058 2,286,952
6.00%, 02/15/28 ................. 481 458,773
Altice France SA
(c)
:
7.38%, 05/01/26 ................. 1,464 1,534,126
8.13%, 02/01/27 ................. 1,721 1,875,890
5.50%, 01/15/28 ................. 1,055 1,068,187
5.13%, 01/15/29 ................. 254 253,048
CCO Holdings LLC
(c)
:
5.00%, 02/01/28 ................. 441 463,050
5.38%, 06/01/29 ................. 896 971,040
4.75%, 03/01/30 ................. 451 477,496
4.50%, 08/15/30 ................. 1,244 1,306,256
4.25%, 02/01/31 ................. 1,150 1,191,932
4.50%, 05/01/32 ................. 1,588 1,657,475
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23 .......... 128 140,320
Series Y, 7.50%, 04/01/24 .......... 176 197,050
5.13%, 12/15/26
(c)
................ 1,898 1,949,986
4.00%, 02/15/27
(c)
................ 620 629,864
Series P, 7.60%, 09/15/39 .......... 619 699,396
Series U, 7.65%, 03/15/42 .......... 815 910,762

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.
(c)
:
7.00%, 07/15/24 ................. USD 919 $ 946,009
8.00%, 10/15/25 ................. 75 79,219
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 332 338,640
Frontier Communications Corp.
(c)(h)
:
8.50%, 04/01/26 ................. 295 297,360
8.00%, 04/01/27 ................. 1,637 1,631,344
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(h)
................... 106 107,590
Level 3 Financing, Inc.:
5.25%, 03/15/26 ................. 53 54,905
4.25%, 07/01/28
(c)
................ 1,306 1,326,008
3.63%, 01/15/29
(c)
................ 490 483,875
QualityTech LP
(c)
:
4.75%, 11/15/25 ................. 464 481,261
3.88%, 10/01/28 ................. 484 487,194
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 208,576
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 776 970,000
8.75%, 03/15/32 ................. 1,064 1,557,494
Switch Ltd., 3.75%, 09/15/28
(c)
......... 572 577,720
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 408 485,520
6.00%, 09/30/34 ................. 739 857,240
7.20%, 07/18/36 ................. 201 253,501
7.72%, 06/04/38 ................. 325 432,250
Telecom Italia SpA, 5.30%, 05/30/24
(c)
.... 251 271,708
Telesat Canada
(c)
:
4.88%, 06/01/27 ................. 527 529,134
6.50%, 10/15/27 ................. 52 52,375
Virgin Media Secured Finance plc
(c)
:
5.50%, 05/15/29 ................. 400 429,380
4.50%, 08/15/30 ................. 482 495,226
Zayo Group Holdings, Inc.
(c)
:
4.00%, 03/01/27 ................. 1,559 1,534,407
6.13%, 03/01/28 ................. 1,789 1,846,606
34,806,145
Electric Utilities — 0.5%
NextEra Energy Operating Partners LP
(c)
:
4.25%, 07/15/24 ................. 53 55,263
4.25%, 09/15/24 ................. 143 149,078
4.50%, 09/15/27 ................. 14 14,945
NRG Energy, Inc.:
5.75%, 01/15/28 ................. 8 8,630
4.45%, 06/15/29
(c)
................ 576 634,666
5.25%, 06/15/29
(c)
................ 66 71,775
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 713 739,737
PG&E Corp., 5.25%, 07/01/30 ......... 565 546,637
Vistra Operations Co. LLC
(c)
:
3.55%, 07/15/24 ................. 83 88,419
5.00%, 07/31/27 ................. 106 111,088
4.30%, 07/15/29 ................. 336 366,752
2,786,990
Electrical Equipment — 0.1%
Sensata Technologies BV
(c)
:
5.63%, 11/01/24 ................. 187 202,895
5.00%, 10/01/25 ................. 99 106,425
309,320
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC:
4.13%, 05/01/25 ................. 353 364,473
3.25%, 02/15/29 ................. 473 471,226
Security Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc., 5.00%, 01/15/26
(c)
.......... USD 34 $ 34,850
Sensata Technologies, Inc.
(c)
:
4.38%, 02/15/30 ................. 232 243,600
3.75%, 02/15/31 ................. 242 240,487
1,354,636
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
:
6.88%, 04/01/27 ................. 208 199,239
6.25%, 04/01/28 ................. 997 939,673
ChampionX Corp., 6.38%, 05/01/26 ...... 370 353,420
Pioneer Energy Services Corp.
(b)(c)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(f)
................... 439 344,558
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(g)(i)
................... 296 159,972
Tervita Corp., 7.63%, 12/01/21
(c)
........ 845 771,063
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 241 98,858
USA Compression Partners LP:
6.88%, 04/01/26 ................. 326 323,148
6.88%, 09/01/27 ................. 631 625,712
3,815,643
Entertainment — 1.1%
Lions Gate Capital Holdings LLC
(c)
:
6.38%, 02/01/24 ................. 393 389,070
5.88%, 11/01/24 ................. 150 147,375
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(i)
................ 354 394,309
6.50%, 05/15/27
(c)
................ 1,592 1,718,150
Netflix, Inc.:
4.88%, 04/15/28 ................. 109 121,808
5.88%, 11/15/28 ................. 929 1,108,487
5.38%, 11/15/29
(c)
................ 842 992,423
4.88%, 06/15/30
(c)
................ 572 652,080
WMG Acquisition Corp.
(c)
:
5.50%, 04/15/26 ................. 182 188,825
3.88%, 07/15/30 ................. 326 336,170
3.00%, 02/15/31 ................. 106 103,058
6,151,755
Equity Real Estate Investment Trusts (REITs) — 3.3%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(c)
.................... 318 250,606
Diversified Healthcare Trust, 9.75%, 06/15/25 421 468,270
GLP Capital LP:
5.25%, 06/01/25 ................. 706 766,589
5.38%, 04/15/26 ................. 172 190,628
5.30%, 01/15/29 ................. 15 16,705
4.00%, 01/15/30 ................. 645 667,575
4.00%, 01/15/31 ................. 470 489,284
Host Hotels & Resorts LP, Series I, 3.50%,
09/15/30 ..................... 190 181,870
Iron Mountain, Inc.
(c)
:
4.88%, 09/15/29 ................. 95 96,662
5.25%, 07/15/30 ................. 644 671,370
4.50%, 02/15/31 ................. 142 143,335
5.63%, 07/15/32 ................. 768 811,008
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 79 83,762
4.63%, 06/15/25
(c)
................ 480 489,600
4.50%, 09/01/26 ................. 794 805,525
5.75%, 02/01/27 ................. 351 378,203
4.50%, 01/15/28 ................. 827 842,506
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 813 847,715
4.63%, 08/01/29 ................. 1,043 1,085,210

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(c)
.................... USD 149 $ 148,627
RHP Hotel Properties LP, 4.75%, 10/15/27 . 799 736,614
SBA Communications Corp.:
4.88%, 09/01/24 ................. 102 104,540
3.88%, 02/15/27
(c)
................ 1,784 1,810,760
Service Properties Trust:
4.50%, 06/15/23 ................. 70 68,648
4.35%, 10/01/24 ................. 68 61,540
7.50%, 09/15/25 ................. 563 598,300
Uniti Group LP:
6.00%, 04/15/23
(c)
................ 697 700,921
8.25%, 10/15/23 ................. 397 391,045
7.88%, 02/15/25
(c)
................ 188 199,224
VICI Properties LP
(c)
:
3.50%, 02/15/25 ................. 689 682,114
4.25%, 12/01/26 ................. 717 720,334
3.75%, 02/15/27 ................. 751 738,443
4.63%, 12/01/29 ................. 926 942,205
4.13%, 08/15/30 ................. 912 897,180
18,086,918
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
(c)
:
3.25%, 03/15/26 ................. 707 701,570
4.63%, 01/15/27 ................. 226 231,241
5.88%, 02/15/28 ................. 668 713,090
4.88%, 02/15/30 ................. 498 519,165
Sysco Corp.:
6.60%, 04/01/40 ................. 310 419,284
6.60%, 04/01/50 ................. 310 435,160
US Foods, Inc., 6.25%, 04/15/25
(c)
...... 231 244,571
3,264,081
Food Products — 2.4%
Chobani LLC, 7.50%, 04/15/25
(c)
....... 1,027 1,061,682
Darling Ingredients, Inc., 5.25%, 04/15/27
(c)
. 136 142,800
JBS Investments II GmbH, 7.00%, 01/15/26
(c)
200 213,500
JBS USA LUX SA
(c)
:
5.75%, 06/15/25 ................. 696 715,871
6.75%, 02/15/28 ................. 203 220,255
6.50%, 04/15/29 ................. 550 610,483
Kraft Heinz Foods Co.:
3.88%, 05/15/27
(c)
................ 92 97,448
4.25%, 03/01/31
(c)
................ 2,141 2,349,000
5.00%, 07/15/35 ................. 189 217,633
6.88%, 01/26/39 ................. 414 554,536
4.63%, 10/01/39
(c)
................ 129 136,952
6.50%, 02/09/40 ................. 280 355,857
5.00%, 06/04/42 ................. 125 136,890
5.20%, 07/15/45 ................. 245 267,842
4.38%, 06/01/46 ................. 652 669,883
4.88%, 10/01/49
(c)
................ 1,371 1,446,840
5.50%, 06/01/50
(c)
................ 1,840 2,108,742
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(c)
517 558,360
Post Holdings, Inc.
(c)
:
5.75%, 03/01/27 ................. 6 6,308
5.63%, 01/15/28 ................. 165 175,080
4.63%, 04/15/30 ................. 255 262,331
Simmons Foods, Inc., 7.75%, 01/15/24
(c)
... 415 434,712
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 97 98,104
12,841,109
Gas Utilities — 0.2%
Ferrellgas LP, 10.00%, 04/15/25
(c)
....... 800 866,000
Security Par (000) Value
Health Care Equipment & Supplies — 1.0%
(c)
Avantor Funding, Inc., 4.63%, 07/15/28 ... USD 1,521 $ 1,578,037
Hologic, Inc.:
4.63%, 02/01/28 ................. 352 369,734
3.25%, 02/15/29 ................. 179 180,119
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 982 996,730
7.25%, 02/01/28 ................. 1,953 2,031,120
Teleflex, Inc., 4.25%, 06/01/28 ......... 529 547,515
5,703,255
Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 ................. 93 93,581
5.50%, 07/01/28
(c)
................ 335 344,552
5.00%, 04/15/29
(a)(c)
............... 183 185,516
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 220 227,744
AHP Health Partners, Inc., 9.75%, 07/15/26
(c)
465 498,712
Centene Corp.:
4.25%, 12/15/27 ................. 906 948,066
4.63%, 12/15/29 ................. 2,252 2,429,142
3.38%, 02/15/30 ................. 9 9,337
3.00%, 10/15/30 ................. 540 550,908
Community Health Systems, Inc.
(c)
:
8.63%, 01/15/24 ................. 1,114 1,108,430
6.63%, 02/15/25 ................. 807 780,772
8.00%, 03/15/26 ................. 2,039 2,004,337
Encompass Health Corp.:
4.50%, 02/01/28 ................. 75 75,375
4.75%, 02/01/30 ................. 105 106,527
4.63%, 04/01/31 ................. 155 155,000
HCA, Inc.:
5.38%, 02/01/25 ................. 298 326,310
5.63%, 09/01/28 ................. 1,240 1,418,498
3.50%, 09/01/30 ................. 2,364 2,408,632
LifePoint Health, Inc.
(c)
:
6.75%, 04/15/25 ................. 289 304,172
4.38%, 02/15/27 ................. 127 127,159
MEDNAX, Inc.
(c)
:
5.25%, 12/01/23 ................. 343 347,288
6.25%, 01/15/27 ................. 231 239,653
Molina Healthcare, Inc.:
5.38%, 11/15/22
(h)
................ 63 65,835
4.38%, 06/15/28
(c)
................ 429 437,795
Polaris Intermediate Corp., 8.50%, (8.50%
Cash or 9.25% PIK), 12/01/22
(c)(g)
...... 742 754,924
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 137 145,563
Surgery Center Holdings, Inc.
(c)
:
6.75%, 07/01/25 ................. 1,130 1,124,350
10.00%, 04/15/27 ................ 850 905,250
Tenet Healthcare Corp.:
8.13%, 04/01/22 ................. 1,470 1,634,493
4.63%, 09/01/24
(c)
................ 406 409,297
7.50%, 04/01/25
(c)
................ 275 295,625
4.88%, 01/01/26
(c)
................ 1,215 1,237,064
6.25%, 02/01/27
(c)
................ 334 344,758
5.13%, 11/01/27
(c)
................ 996 1,023,091
4.63%, 06/15/28
(c)
................ 217 220,125
6.13%, 10/01/28
(c)
................ 780 758,550
Vizient, Inc., 6.25%, 05/15/27
(c)
........ 439 459,853
West Street Merger Sub, Inc., 6.38%,
09/01/25
(c)
.................... 706 719,972
25,226,256
Health Care Technology — 0.2%
IQVIA, Inc.:
3.25%, 03/15/25 ................. EUR 224 264,131

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Health Care Technology (continued)
5.00%, 10/15/26
(c)
................ USD 298 $ 311,410
5.00%, 05/15/27
(c)
................ 226 236,977
812,518
Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC
(c)
:
4.25%, 05/15/24 ................. 22 22,406
5.75%, 04/15/25 ................. 490 523,075
5.00%, 10/15/25 ................. 1,266 1,298,106
3.88%, 01/15/28 ................. 453 461,516
4.38%, 01/15/28 ................. 707 720,998
4.00%, 10/15/30 ................. 22 22,170
Aramark International Finance SARL, 3.13%,
04/01/25 ..................... EUR 506 566,563
Boyd Gaming Corp.:
8.63%, 06/01/25
(c)
................ USD 253 277,359
6.38%, 04/01/26 ................. 186 193,661
4.75%, 12/01/27 ................. 294 288,488
Boyne USA, Inc., 7.25%, 05/01/25
(c)
..... 300 315,000
Caesars Entertainment, Inc.
(c)
:
6.25%, 07/01/25 ................. 2,213 2,313,127
8.13%, 07/01/27 ................. 1,290 1,367,400
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 636 655,875
Carnival Corp.
(c)
:
11.50%, 04/01/23 ................ 684 766,521
10.50%, 02/01/26 ................ 189 209,318
9.88%, 08/01/27 ................. 216 228,871
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 921 948,630
Churchill Downs, Inc.
(c)
:
5.50%, 04/01/27 ................. 521 543,820
4.75%, 01/15/28 ................. 545 547,725
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
... 1,489 1,243,315
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(c)
................ 284 296,581
5.13%, 05/01/26 ................. 378 389,064
5.75%, 05/01/28
(c)
................ 321 338,254
4.88%, 01/15/30 ................. 1,279 1,317,370
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 288 307,080
Las Vegas Sands Corp.:
2.90%, 06/25/25 ................. 83 82,895
3.50%, 08/18/26 ................. 75 76,002
3.90%, 08/08/29 ................. 68 67,987
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 66 67,764
MGM Resorts International:
7.75%, 03/15/22 ................. 320 337,296
6.00%, 03/15/23 ................. 470 487,580
5.75%, 06/15/25 ................. 41 43,001
NCL Corp. Ltd., 10.25%, 02/01/26
(c)
...... 191 198,998
Powdr Corp., 6.00%, 08/01/25
(c)
........ 285 291,413
Royal Caribbean Cruises Ltd.
(c)
:
10.88%, 06/01/23 ................ 175 195,779
9.13%, 06/15/23 ................. 275 291,500
11.50%, 06/01/25 ................ 360 417,620
Scientific Games International, Inc.:
8.63%, 07/01/25
(c)
................ 332 346,434
5.00%, 10/15/25
(c)
................ 395 396,975
3.38%, 02/15/26 ................. EUR 500 556,914
8.25%, 03/15/26
(c)
................ USD 558 582,602
7.00%, 05/15/28
(c)
................ 256 256,626
7.25%, 11/15/29
(c)
................ 193 195,895
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(c)
.................... 248 257,662
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
1,355 1,441,381
Station Casinos LLC, 4.50%, 02/15/28
(c)
... 392 360,640
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 264,251
Security Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc., 6.63%, 07/31/26
(c)
USD 258 $ 270,283
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 292 283,240
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 449,190
Wynn Resorts Finance LLC
(c)
:
7.75%, 04/15/25 ................. 320 338,907
5.13%, 10/01/29 ................. 730 695,325
Yum! Brands, Inc.:
7.75%, 04/01/25
(c)
................ 490 543,435
4.75%, 01/15/30
(c)
................ 75 81,000
3.63%, 03/15/31 ................. 146 146,000
5.35%, 11/01/43 ................. 10 10,550
26,197,438
Household Durables — 1.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(c)
116 116,580
Brookfield Residential Properties, Inc.
(c)
:
6.25%, 09/15/27 ................. 188 189,584
4.88%, 02/15/30 ................. 223 208,730
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
383 404,065
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 215,763
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 521 526,210
Lennar Corp.:
5.25%, 06/01/26 ................. 355 398,488
4.75%, 11/29/27 ................. 259 295,713
Mattamy Group Corp.
(c)
:
5.25%, 12/15/27 ................. 246 252,765
4.63%, 03/01/30 ................. 299 302,767
MDC Holdings, Inc., 6.00%, 01/15/43 ..... 187 226,270
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 265,800
Newell Brands, Inc., 4.88%, 06/01/25 ..... 228 245,955
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
664 715,221
PulteGroup, Inc.:
7.88%, 06/15/32 ................. 20 27,500
6.38%, 05/15/33 ................. 362 455,215
6.00%, 02/15/35 ................. 244 301,340
Taylor Morrison Communities, Inc.
(c)
:
5.88%, 06/15/27 ................. 204 224,400
5.13%, 08/01/30 ................. 227 241,755
Tempur Sealy International, Inc., 5.50%,
06/15/26 ..................... 14 14,531
Toll Brothers Finance Corp., 4.35%, 02/15/28 22 23,870
TRI Pointe Group, Inc.:
5.88%, 06/15/24 ................. 123 132,840
5.25%, 06/01/27 ................. 385 410,988
5.70%, 06/15/28 ................. 91 99,645
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 378 379,527
6,675,522
Household Products — 0.2%
(c)
Energizer Holdings, Inc.:
6.38%, 07/15/26 ................. 141 151,603
7.75%, 01/15/27 ................. 93 101,603
4.75%, 06/15/28 ................. 170 175,933
4.38%, 03/31/29 ................. 31 31,310
Spectrum Brands, Inc.:
5.00%, 10/01/29 ................. 236 244,850
5.50%, 07/15/30 ................. 244 257,420
962,719
Independent Power and Renewable Electricity Producers
— 1.0%
(c)
Calpine Corp.:
5.25%, 06/01/26 ................. 411 426,979
4.50%, 02/15/28 ................. 464 475,201

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.13%, 03/15/28 ................. USD 1,956 $ 2,024,460
4.63%, 02/01/29 ................. 854 852,399
5.00%, 02/01/31 ................. 866 882,714
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 520 536,900
5,198,653
Industrial Conglomerates — 0.1%
General Electric Co.:
4.25%, 05/01/40 ................. 230 233,349
4.35%, 05/01/50 ................. 180 183,530
416,879
Insurance — 1.1%
Acrisure LLC, 8.13%, 02/15/24
(c)
........ 162 169,695
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(c)
.................... 2,044 2,144,401
AmWINS Group, Inc., 7.75%, 07/01/26
(c)
... 223 238,610
Ardonagh Midco 2 plc, 11.50%, 01/15/27
(c)
. 200 202,000
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. 537 566,535
HUB International Ltd., 7.00%, 05/01/26
(c)
.. 1,501 1,555,411
NFP Corp.
(c)
:
7.00%, 05/15/25 ................. 163 172,780
6.88%, 08/15/28 ................. 980 992,128
Willis North America, Inc., 2.95%, 09/15/29 . 30 32,327
6,073,887
Interactive Media & Services — 0.1%
(c)
Rackspace Technology Global, Inc., 8.63%,
11/15/24 ..................... 317 331,962
Twitter, Inc., 3.88%, 12/15/27 .......... 128 131,520
463,482
Internet & Direct Marketing Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 406,890
Expedia Group, Inc.:
6.25%, 05/01/25 ................. 940 1,036,735
4.63%, 08/01/27 ................. 365 383,533
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 82 85,327
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 147 151,410
5.63%, 02/15/29 ................. 164 176,710
4.13%, 08/01/30 ................. 156 157,803
2,398,408
IT Services — 1.6%
(c)
Banff Merger Sub, Inc., 9.75%, 09/01/26 ... 2,066 2,183,969
Black Knight InfoServ LLC, 3.63%, 09/01/28 602 608,396
Booz Allen Hamilton, Inc., 3.88%, 09/01/28 . 656 673,417
Cablevision Lightpath LLC:
3.88%, 09/15/27 ................. 276 276,000
5.63%, 09/15/28 ................. 255 258,749
Gartner, Inc.:
4.50%, 07/01/28 ................. 560 588,700
3.75%, 10/01/30 ................. 714 722,247
KBR, Inc., 4.75%, 09/30/28 ........... 305 306,906
Northwest Fiber LLC, 10.75%, 06/01/28 ... 149 162,410
Presidio Holdings, Inc., 4.88%, 02/01/27 ... 495 499,950
Science Applications International Corp.,
4.88%, 04/01/28 ................ 408 414,238
Tempo Acquisition LLC:
5.75%, 06/01/25 ................. 314 328,915
6.75%, 06/01/25 ................. 1,325 1,352,308
WEX, Inc., 4.75%, 02/01/23 .......... 345 345,431
8,721,636
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(c)
................ 400 422,000
Security Par (000) Value
Leisure Products (continued)
5.88%, 12/15/27
(c)
................ USD 433 $ 466,016
6.20%, 10/01/40 ................. 40 38,758
5.45%, 11/01/41 ................. 196 183,283
1,110,057
Life Sciences Tools & Services — 0.2%
(c)
Avantor, Inc., 6.00%, 10/01/24 ......... 678 708,510
Charles River Laboratories International, Inc.:
5.50%, 04/01/26 ................. 43 45,258
4.25%, 05/01/28 ................. 505 529,992
1,283,760
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 244,678
Clark Equipment Co., 5.88%, 06/01/25
(c)
... 419 434,189
Colfax Corp., 6.38%, 02/15/26
(c)
........ 478 506,680
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 599,240
Grinding Media, Inc., 7.38%, 12/15/23
(c)
... 608 615,600
Husky III Holding Ltd., 0.00%, (0.00% Cash or
13.75% PIK), 02/15/25
(c)(g)
.......... 367 373,257
Mueller Water Products, Inc., 5.50%, 06/15/26
(c)
184 189,980
Navistar International Corp.
(c)
:
9.50%, 05/01/25 ................. 118 132,959
6.63%, 11/01/25 ................. 354 361,965
RBS Global, Inc., 4.88%, 12/15/25
(c)
..... 281 284,864
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
457 488,990
Terex Corp., 5.63%, 02/01/25
(c)
........ 198 198,495
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 777 773,115
Vertical Holdco GmbH, 7.63%, 07/15/28
(c)
.. 200 211,375
Vertical US Newco, Inc., 5.25%, 07/15/27
(c)
. 1,082 1,124,484
Wabash National Corp., 5.50%, 10/01/25
(c)
. 674 674,000
7,213,871
Media — 5.8%
Altice Financing SA
(c)
:
7.50%, 05/15/26 ................. 1,202 1,272,353
5.00%, 01/15/28 ................. 535 519,619
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 69 70,553
4.75%, 08/01/25 ................. 71 73,392
Block Communications, Inc., 4.88%, 03/01/28
(c)
231 235,620
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 587 600,384
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 534 517,660
5.13%, 08/15/27
(c)
................ 2,292 2,200,893
CSC Holdings LLC:
5.25%, 06/01/24 ................. 192 205,920
6.50%, 02/01/29
(c)
................ 236 261,665
5.75%, 01/15/30
(c)
................ 799 848,937
4.13%, 12/01/30
(c)
................ 846 862,286
4.63%, 12/01/30
(c)
................ 2,796 2,816,970
3.38%, 02/15/31
(c)
................ 524 507,363
Diamond Sports Group LLC, 5.38%, 08/15/26
(c)
656 464,120
DISH DBS Corp.:
6.75%, 06/01/21 ................. 614 629,350
5.88%, 07/15/22 ................. 775 806,000
5.00%, 03/15/23 ................. 1,183 1,206,660
5.88%, 11/15/24 ................. 531 544,541
7.75%, 07/01/26 ................. 1,379 1,516,017
DISH Network Corp.
(i)
:
2.38%, 03/15/24 ................. 496 446,375
3.38%, 08/15/26 ................. 705 647,188
Entercom Media Corp., 6.50%, 05/01/27
(c)
.. 469 408,030
GCI LLC
(c)
:
6.63%, 06/15/24 ................. 735 788,361
4.75%, 10/15/28 ................. 145 146,814

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... USD 855 $ 893,475
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(i)
1,151 1,238,163
Meredith Corp., 6.88%, 02/01/26 ....... 308 257,180
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 315,442
Outfront Media Capital LLC, 5.00%, 08/15/27
(c)
531 517,725
Radiate Holdco LLC
(c)
:
4.50%, 09/15/26 ................. 1,025 1,024,785
6.50%, 09/15/28 ................. 1,668 1,709,304
Sirius XM Radio, Inc.
(c)
:
5.38%, 07/15/26 ................. 19 19,773
5.00%, 08/01/27 ................. 239 249,157
5.50%, 07/01/29 ................. 427 457,958
4.13%, 07/01/30 ................. 1,010 1,028,938
TEGNA, Inc.
(c)
:
5.50%, 09/15/24 ................. 79 80,455
4.63%, 03/15/28 ................. 54 52,801
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 420,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
. 994 1,001,455
Univision Communications, Inc.
(c)
:
5.13%, 02/15/25 ................. 150 142,125
6.63%, 06/01/27 ................. 920 898,150
Videotron Ltd., 5.13%, 04/15/27
(c)
....... 229 240,908
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 1,033 1,030,417
Ziggo Bond Co. BV
(c)
:
6.00%, 01/15/27 ................. 296 305,990
5.13%, 02/28/30 ................. 371 375,563
Ziggo BV
(c)
:
5.50%, 01/15/27 ................. 361 378,147
4.88%, 01/15/30 ................. 229 237,015
31,471,997
Metals & Mining — 2.3%
Arconic Corp.
(c)
:
6.00%, 05/15/25 ................. 434 463,480
6.13%, 02/15/28 ................. 335 344,003
Big River Steel LLC, 6.63%, 01/31/29
(a)(c)
.. 1,249 1,262,926
Constellium SE
(c)
:
6.63%, 03/01/25 ................. 858 877,841
5.88%, 02/15/26 ................. 960 984,999
5.63%, 06/15/28 ................. 389 397,052
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 742 767,194
4.63%, 08/01/30 ................. 993 1,044,090
5.45%, 03/15/43 ................. 2,251 2,495,864
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 231 243,127
Kaiser Aluminum Corp.
(c)
:
6.50%, 05/01/25 ................. 175 180,388
4.63%, 03/01/28 ................. 147 137,078
New Gold, Inc.
(c)
:
6.38%, 05/15/25 ................. 231 238,508
7.50%, 07/15/27 ................. 598 636,870
Novelis Corp.
(c)
:
5.88%, 09/30/26 ................. 807 829,192
4.75%, 01/30/30 ................. 857 841,763
United States Steel Corp., 12.00%, 06/01/25
(c)
821 873,946
12,618,321
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 255 252,450
Security Par (000) Value
Multiline Retail — 0.4%
(c)
Macy's, Inc., 8.38%, 06/15/25 ......... USD 924 $ 955,351
Nordstrom, Inc., 8.75%, 05/15/25 ....... 1,215 1,331,463
2,286,814
Oil, Gas & Consumable Fuels — 10.6%
Apache Corp.:
4.88%, 11/15/27 ................. 329 310,905
5.10%, 09/01/40 ................. 76 68,067
5.25%, 02/01/42 ................. 55 49,225
4.75%, 04/15/43 ................. 410 364,644
4.25%, 01/15/44 ................. 60 51,000
5.35%, 07/01/49 ................. 123 108,548
Ascent Resources Utica Holdings LLC, 10.00%,
04/01/22
(c)
.................... 1,896 1,867,560
Baytex Energy Corp., 8.75%, 04/01/27
(c)
... 497 224,271
Buckeye Partners LP:
4.13%, 03/01/25
(c)
................ 126 119,700
3.95%, 12/01/26 ................. 85 79,203
4.50%, 03/01/28
(c)
................ 190 183,112
5.85%, 11/15/43 ................. 208 192,680
5.60%, 10/15/44 ................. 270 239,481
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 546 174,720
6.13%, 10/01/24 ................. 549 156,465
8.25%, 07/15/25 ................. 396 106,920
6.38%, 07/01/26 ................. 404 98,980
Cenovus Energy, Inc.:
3.00%, 08/15/22 ................. 140 136,468
3.80%, 09/15/23 ................. 80 77,279
5.38%, 07/15/25 ................. 805 774,762
5.40%, 06/15/47 ................. 59 49,846
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 322 131,215
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 429 446,160
4.50%, 10/01/29 ................. 714 732,400
Cheniere Energy, Inc., 4.63%, 10/15/28
(c)
.. 2,179 2,236,199
CITGO Petroleum Corp., 7.00%, 06/15/25
(c)
. 453 446,771
CNX Resources Corp., 7.25%, 03/14/27
(c)
.. 372 379,440
Comstock Resources, Inc.:
7.50%, 05/15/25
(c)
................ 597 561,180
9.75%, 08/15/26 ................. 832 853,729
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 532 528,052
4.50%, 04/15/23 ................. 225 214,425
4.90%, 06/01/44 ................. 427 321,604
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(h)
................ 266 260,044
5.63%, 05/01/27
(c)
................ 322 287,633
CrownRock LP, 5.63%, 10/15/25
(c)
....... 2,055 1,936,837
CVR Energy, Inc.
(c)
:
5.25%, 02/15/25 ................. 391 340,170
5.75%, 02/15/28 ................. 130 110,500
DCP Midstream Operating LP:
5.38%, 07/15/25 ................. 272 280,454
5.63%, 07/15/27 ................. 178 182,094
5.13%, 05/15/29 ................. 84 82,740
6.45%, 11/03/36
(c)
................ 269 257,777
6.75%, 09/15/37
(c)
................ 706 677,760
Diamondback Energy, Inc.:
4.75%, 05/31/25 ................. 225 242,716
3.50%, 12/01/29 ................. 588 570,022
Endeavor Energy Resources LP
(c)
:
6.63%, 07/15/25 ................. 302 310,305
5.50%, 01/30/26 ................. 1,112 1,103,660
5.75%, 01/30/28 ................. 368 369,840

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP:
3.75%, 05/15/30 ................. USD 125 $ 121,063
6.50%, 02/01/42 ................. 450 471,360
6.00%, 06/15/48 ................. 216 217,250
5.00%, 05/15/50 ................. 934 864,798
EnLink Midstream LLC, 5.38%, 06/01/29 .. 121 98,010
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 293 263,700
4.15%, 06/01/25 ................. 27 23,248
4.85%, 07/15/26 ................. 28 24,223
5.60%, 04/01/44 ................. 255 163,837
5.05%, 04/01/45 ................. 41 26,035
EQM Midstream Partners LP:
6.00%, 07/01/25
(c)
................ 418 431,062
4.13%, 12/01/26 ................. 53 50,508
6.50%, 07/01/27
(c)
................ 431 456,869
EQT Corp.:
3.90%, 10/01/27 ................. 562 517,391
8.75%, 02/01/30
(h)
................ 279 329,220
Extraction Oil & Gas, Inc.
(a)(c)(d)
:
7.38%, 05/15/24 ................. 1,004 251,000
5.63%, 02/01/26 ................. 481 120,250
Genesis Energy LP:
6.00%, 05/15/23 ................. 249 225,967
5.63%, 06/15/24 ................. 342 291,497
6.50%, 10/01/25 ................. 63 54,495
7.75%, 02/01/28 ................. 167 145,098
Great Western Petroleum LLC, 9.00%,
09/30/21
(c)
.................... 708 412,410
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 462 459,690
Hess Midstream Operations LP
(c)
:
5.63%, 02/15/26 ................. 302 307,657
5.13%, 06/15/28 ................. 144 143,729
Holly Energy Partners LP, 5.00%, 02/01/28
(c)
360 351,000
Indigo Natural Resources LLC, 6.88%,
02/15/26
(c)
.................... 833 810,742
Kinder Morgan Energy Partners LP, 4.70%,
11/01/42 ..................... 460 497,155
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 160 189,935
Matador Resources Co., 5.88%, 09/15/26 .. 759 634,486
MEG Energy Corp.
(c)
:
7.00%, 03/31/24 ................. 535 497,550
6.50%, 01/15/25 ................. 516 506,155
7.13%, 02/01/27 ................. 260 233,176
MPLX LP:
2.65%, 08/15/30 ................. 640 624,681
4.70%, 04/15/48 ................. 170 172,533
5.50%, 02/15/49 ................. 188 211,148
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 198 172,730
6.37%, 12/01/42
(h)
................ 46 36,110
New Fortress Energy, Inc., 6.75%, 09/15/25
(c)
1,369 1,431,289
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 390,781
NuStar Logistics LP:
5.75%, 10/01/25 ................. 232 239,610
6.00%, 06/01/26 ................. 311 311,877
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 565 527,919
2.90%, 08/15/24 ................. 445 377,551
3.20%, 08/15/26 ................. 31 24,587
3.00%, 02/15/27 ................. 9 7,058
4.30%, 08/15/39 ................. 852 590,572
6.20%, 03/15/40 ................. 1,238 1,025,807
4.50%, 07/15/44 ................. 347 248,322
4.63%, 06/15/45 ................. 848 612,680
6.60%, 03/15/46 ................. 46 39,618
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.40%, 04/15/46 ................. USD 332 $ 235,790
4.10%, 02/15/47 ................. 101 68,185
4.20%, 03/15/48 ................. 520 357,500
4.40%, 08/15/49 ................. 205 143,521
Parkland Corp., 5.88%, 07/15/27
(c)
...... 418 439,422
Parsley Energy LLC
(c)
:
5.38%, 01/15/25 ................. 427 425,933
5.25%, 08/15/25 ................. 395 391,050
5.63%, 10/15/27 ................. 54 53,730
4.13%, 02/15/28 ................. 410 385,400
PBF Holding Co. LLC, 9.25%, 05/15/25
(c)
.. 1,148 1,176,723
PDC Energy, Inc.:
1.13%, 09/15/21
(i)
................ 321 304,419
6.13%, 09/15/24 ................. 163 155,258
6.25%, 12/01/25 ................. 10 9,300
5.75%, 05/15/26 ................. 416 386,277
Plains All American Pipeline LP:
3.55%, 12/15/29 ................. 283 273,513
3.80%, 09/15/30 ................. 290 281,208
6.65%, 01/15/37 ................. 120 131,308
5.15%, 06/01/42 ................. 90 84,943
4.30%, 01/31/43 ................. 85 72,032
4.90%, 02/15/45 ................. 175 159,713
QEP Resources, Inc.:
5.38%, 10/01/22 ................. 870 713,400
5.25%, 05/01/23 ................. 393 285,907
5.63%, 03/01/26 ................. 233 132,228
Range Resources Corp.:
5.88%, 07/01/22 ................. 52 50,440
5.00%, 08/15/22 ................. 456 439,903
5.00%, 03/15/23 ................. 327 310,650
Rattler Midstream LP, 5.63%, 07/15/25
(c)
... 362 364,715
Sabine Pass Liquefaction LLC, 4.50%,
05/15/30
(c)
.................... 578 651,089
SM Energy Co.:
6.13%, 11/15/22 ................. 59 45,900
10.00%, 01/15/25
(c)
............... 1,288 1,223,600
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 462 456,225
7.50%, 04/01/26 ................. 78 76,245
8.38%, 09/15/28 ................. 152 149,357
Sunoco Logistics Partners Operations LP:
4.00%, 10/01/27 ................. 380 388,320
5.30%, 04/01/44 ................. 185 172,363
5.40%, 10/01/47 ................. 384 362,560
Sunoco LP:
4.88%, 01/15/23 ................. 279 280,395
5.50%, 02/15/26 ................. 6 5,992
6.00%, 04/15/27 ................. 42 43,155
5.88%, 03/15/28 ................. 185 189,163
Tallgrass Energy Partners LP
(c)
:
5.50%, 09/15/24 ................. 568 533,920
7.50%, 10/01/25 ................. 226 226,915
Targa Resources Partners LP:
5.13%, 02/01/25 ................. 213 212,467
5.88%, 04/15/26 ................. 337 345,998
5.38%, 02/01/27 ................. 32 32,180
6.50%, 07/15/27 ................. 616 642,180
5.00%, 01/15/28 ................. 748 729,300
6.88%, 01/15/29 ................. 178 190,407
5.50%, 03/01/30
(c)
................ 584 584,613
4.88%, 02/01/31
(c)
................ 470 455,160
TerraForm Power Operating LLC
(c)
:
4.25%, 01/31/23 ................. 28 28,697
5.00%, 01/31/28 ................. 29 31,746
4.75%, 01/15/30 ................. 361 381,757

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LP, 5.38%, 11/01/27
(c)
USD 353 $ 347,705
Western Midstream Operating LP:
4.00%, 07/01/22 ................. 67 67,397
4.10%, 02/01/25
(h)
................ 127 120,968
3.95%, 06/01/25 ................. 283 265,963
4.65%, 07/01/26 ................. 208 202,280
4.75%, 08/15/28 ................. 105 100,955
5.05%, 02/01/30
(h)
................ 237 230,664
5.45%, 04/01/44 ................. 499 426,645
5.30%, 03/01/48 ................. 386 310,730
5.50%, 08/15/48 ................. 105 86,625
6.25%, 02/01/50
(h)
................ 578 535,373
Williams Cos., Inc. (The):
5.80%, 11/15/43 ................. 460 539,492
5.10%, 09/15/45 ................. 135 151,395
WPX Energy, Inc.:
8.25%, 08/01/23 ................. 217 245,210
5.25%, 09/15/24 ................. 220 229,304
5.75%, 06/01/26 ................. 345 357,075
5.25%, 10/15/27 ................. 72 73,080
5.88%, 06/15/28 ................. 338 353,210
4.50%, 01/15/30 ................. 453 445,360
57,894,605
Paper & Forest Products — 0.1%
(c)
Boise Cascade Co., 4.88%, 07/01/30 ..... 213 228,975
Norbord, Inc., 6.25%, 04/15/23 ......... 226 241,820
470,795
Personal Products — 0.1%
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
282 296,729
Pharmaceuticals — 1.8%
Bausch Health Americas, Inc.
(c)
:
9.25%, 04/01/26 ................. 100 110,000
8.50%, 01/31/27 ................. 986 1,083,367
Bausch Health Cos., Inc.:
5.50%, 03/01/23
(c)
................ 162 161,393
4.50%, 05/15/23 ................. EUR 643 746,846
5.88%, 05/15/23
(c)
................ USD 11 10,945
6.13%, 04/15/25
(c)
................ 365 373,669
9.00%, 12/15/25
(c)
................ 988 1,074,746
5.75%, 08/15/27
(c)
................ 369 391,601
7.00%, 01/15/28
(c)
................ 438 464,280
5.00%, 01/30/28
(c)
................ 363 352,564
6.25%, 02/15/29
(c)
................ 870 894,847
7.25%, 05/30/29
(c)
................ 775 835,062
5.25%, 01/30/30
(c)
................ 382 376,270
Catalent Pharma Solutions, Inc.
(c)
:
4.88%, 01/15/26 ................. 230 234,600
5.00%, 07/15/27 ................. 95 98,800
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
14 16,170
Endo DAC
(c)
:
9.50%, 07/31/27 ................. 222 231,990
6.00%, 06/30/28 ................. 239 175,665
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
1,841 1,928,779
9,561,594
Professional Services — 0.5%
(c)
ASGN, Inc., 4.63%, 05/15/28 .......... 171 171,704
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 354 380,214
10.25%, 02/15/27 ................ 597 674,610
Jaguar Holding Co. II/PPD Development LP:
4.63%, 06/15/25 ................. 735 757,050
5.00%, 06/15/28 ................. 780 814,125
2,797,703
Security Par (000) Value
Real Estate Management & Development — 0.4%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ USD 549 $ 569,944
Five Point Operating Co. LP, 7.88%, 11/15/25 274 273,863
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ..................... 174 175,305
Howard Hughes Corp. (The):
5.38%, 03/15/25 ................. 255 259,106
5.38%, 08/01/28 ................. 533 532,728
Realogy Group LLC, 7.63%, 06/15/25 .... 212 222,070
2,033,016
Road & Rail — 0.6%
(c)
Ashtead Capital, Inc.:
5.25%, 08/01/26 ................. 200 210,750
4.00%, 05/01/28 ................. 310 321,625
Uber Technologies, Inc.:
7.50%, 11/01/23 ................. 380 395,846
7.50%, 05/15/25 ................. 1,217 1,296,823
8.00%, 11/01/26 ................. 100 106,579
7.50%, 09/15/27 ................. 720 770,400
6.25%, 01/15/28 ................. 329 337,949
3,439,972
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.:
5.00%, 04/15/30 ................. 1,565 1,846,070
4.30%, 11/15/32 ................. 780 891,065
Entegris, Inc., 4.38%, 04/15/28
(c)
....... 377 387,367
Microchip Technology, Inc., 4.25%, 09/01/25
(c)
1,466 1,521,061
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
517 524,277
Qorvo, Inc., 3.38%, 04/01/31
(c)
......... 578 587,393
Sensata Technologies UK Financing Co. plc,
6.25%, 02/15/26
(c)
............... 200 209,500
5,966,733
Software — 3.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 1,008 1,064,508
Ascend Learning LLC:
6.88%, 08/01/25
(c)
................ 1,041 1,066,862
Boxer Parent Co., Inc.
(c)
:
7.13%, 10/02/25 ................. 620 662,197
9.13%, 03/01/26 ................. 1,029 1,090,740
BY Crown Parent LLC
(c)
:
7.38%, 10/15/24 ................. 1,049 1,064,735
4.25%, 01/31/26 ................. 885 901,041
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 504 514,080
Castle US Holding Corp., 9.50%, 02/15/28
(c)
504 480,690
CDK Global, Inc.:
4.88%, 06/01/27 ................. 105 110,512
5.25%, 05/15/29
(c)
................ 350 372,750
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 1,657 1,680,695
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 126 129,938
Genesys Telecommunications Laboratories,
Inc., 10.00%, 11/30/24
(c)
........... 1,405 1,487,895
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 419 442,045
Open Text Corp., 3.88%, 02/15/28
(c)
...... 448 453,179
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
302 310,589
PTC, Inc.
(c)
:
3.63%, 02/15/25 ................. 27 27,405
4.00%, 02/15/28 ................. 290 298,069
Solera LLC, 10.50%, 03/01/24
(c)
........ 3,213 3,357,585
Sophia LP, 9.00%, 09/30/23
(c)
......... 193 193,116
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
1,922 2,042,548
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 1,233 1,271,531
19,022,710

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.
(c)
:
4.50%, 03/01/28 ................. USD 208 $ 209,300
4.75%, 03/01/30 ................. 186 187,395
eG Global Finance plc
(c)
:
6.75%, 02/07/25 ................. 267 273,341
8.50%, 10/30/25 ................. 399 419,948
Gap, Inc. (The), 8.88%, 05/15/27
(c)
...... 267 303,713
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
252 247,590
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 216,425
L Brands, Inc.:
6.88%, 07/01/25
(c)
................ 701 757,080
6.63%, 10/01/30
(c)
................ 236 240,130
6.88%, 11/01/35 ................. 654 644,389
6.75%, 07/01/36 ................. 119 116,620
Michaels Stores, Inc., 4.75%, 10/01/27
(c)
... 258 255,743
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 479 510,135
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 377 375,464
5.50%, 05/15/26 ................. 170 175,368
PetSmart, Inc.
(c)
:
7.13%, 03/15/23 ................. 579 584,066
5.88%, 06/01/25 ................. 522 534,319
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 540 549,450
SRS Distribution, Inc., 8.25%, 07/01/26
(c)
.. 988 1,054,690
Staples, Inc., 7.50%, 04/15/26
(c)
........ 725 670,016
8,325,182
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(c)
... 191 201,505
NCR Corp.
(c)
:
8.13%, 04/15/25 ................. 155 171,314
5.75%, 09/01/27 ................. 250 261,372
5.00%, 10/01/28 ................. 172 172,138
6.13%, 09/01/29 ................. 39 41,298
5.25%, 10/01/30 ................. 176 176,000
Seagate HDD Cayman, 4.13%, 01/15/31
(c)
. 120 129,503
Xerox Corp., 4.80%, 03/01/35 ......... 331 316,105
1,469,235
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25
(c)
.... 198 208,890
Levi Strauss & Co., 5.00%, 05/01/25 ..... 83 84,919
William Carter Co. (The), 5.50%, 05/15/25
(c)
. 115 120,463
Wolverine World Wide, Inc., 6.38%, 05/15/25
(c)
119 125,545
539,817
Thrifts & Mortgage Finance — 0.4%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(c)
.................... 630 658,161
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(c)
.................... 518 448,070
MGIC Investment Corp., 5.25%, 08/15/28 .. 305 314,585
Nationstar Mortgage Holdings, Inc.
(c)
:
6.00%, 01/15/27 ................. 206 209,988
5.50%, 08/15/28 ................. 395 394,506
2,025,310
Trading Companies & Distributors — 0.8%
Fortress Transportation and Infrastructure
Investors LLC, 9.75%, 08/01/27
(c)
...... 79 84,579
HD Supply, Inc., 5.38%, 10/15/26
(c)
...... 1,170 1,223,867
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 440 455,246
United Rentals North America, Inc.:
4.63%, 10/15/25 ................. 200 204,500
5.88%, 09/15/26 ................. 191 201,266
5.25%, 01/15/30 ................. 30 32,738
4.00%, 07/15/30 ................. 121 124,025
Security Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
(c)
:
7.13%, 06/15/25 ................. USD 1,131 $ 1,231,998
7.25%, 06/15/28 ................. 851 932,420
4,490,639
Wireless Telecommunication Services — 1.3%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... 3,770 3,781,875
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(c)
.................... 25 26,725
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 35 37,211
Sprint Corp.:
7.88%, 09/15/23 ................. 148 170,015
7.13%, 06/15/24 ................. 306 352,087
7.63%, 02/15/25 ................. 1,110 1,298,700
7.63%, 03/01/26 ................. 457 552,232
T-Mobile USA, Inc., 4.75%, 02/01/28 ..... 560 599,054
VTR Comunicaciones SpA, 5.13%, 01/15/28
(c)
337 347,310
7,165,209
Total Corporate Bonds — 86.2%
(Cost: $461,314,167) ............................. 468,786,999
Floating Rate Loan Interests — 8.8%
Aerospace & Defense — 0.1%
(j)
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, 11/28/23
(k)
................. 212 200,392
Spirit Aerosystems, Inc., Term Loan,
0.00%, 01/30/25
(b)
................ 310 309,225
509,617
Airlines — 0.1%
(j)
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/17/24 . 95 93,991
SkyMiles IP Ltd., Term Loan, 10/20/27
(k)
.... 538 541,556
635,547
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.65%, 04/30/26
(j)
434 421,788
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.40%, 01/01/38
(j)
..... 127 123,864
Building Products — 0.0%
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%, 05/05/24
(j)
163 162,468
Capital Markets — 0.1%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.44%, 06/03/26
(b)(j)
332 318,159
Chemicals — 0.5%
(j)
Alpha 3 BV, Term Loan B1, 01/31/24
(k)
..... 1,635 1,607,019
Ascend Performance Materials LLC, Term
Loan, (LIBOR USD 3 Month + 5.25%),
6.25%, 08/27/26 ................. 603 600,396
Illuminate Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.31%, 06/30/27 .... 477 472,530
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.91%, 03/30/26 . 74 68,401
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.41%, 05/15/24 ............ 126 120,202
2,868,548

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Commercial Services & Supplies — 0.7%
(j)
Advanced Disposal Services, Inc., Term
Loan, (LIBOR USD 1 Week + 2.25%),
3.00%, 11/10/23 ................. USD 69 $ 68,367
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%, 06/21/24 ................. 2,788 2,588,958
Capri Acquisitions Bidco Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 11/01/24 ................. 22 22,411
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.26%, 09/06/24 ..... 802 747,507
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%, 05/30/25 . 230 228,550
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%, 11/02/26 . 49 47,465
3,703,258
Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.15%, 05/23/25
(j)
... 678 659,125
Construction Materials — 0.0%
Forterra Finance LLC, Term Loan, 10/25/23
(j)(k)
157 155,459
Containers & Packaging — 0.1%
(j)
BWAY Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.52%, 04/03/24 ..... 551 516,330
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/16/24 ................. 127 123,560
639,890
Diversified Consumer Services — 0.2%
(j)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.65%, 01/29/27 ............ 114 111,773
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%, 06/21/27 . 307 311,777
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%, 01/15/27 ..... 457 453,770
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%, 05/06/24 . 193 187,313
1,064,633
Diversified Financial Services — 0.2%
(j)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%, 12/11/26 .... 275 266,524
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.16%, 06/28/24
(b)
25 21,097
Milano Acquisition Corp., Term Loan B,
08/17/27
(k)
..................... 785 775,187
1,062,808
Diversified Telecommunication Services — 1.3%
(j)
Altice Financing SA, Term Loan, 07/15/25
(k)
. 63 59,781
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.15%, 08/14/26 .... 288 279,268
Frontier Communications Corp., Term Loan B1,
06/15/24
(k)
..................... 3,313 3,251,998
Ligado Networks LLC, Term Loan:
(LIBOR USD 3 Month + 0.00%),
0.00%, 12/07/20
(a)(d)
............. 1,734 1,570,580
(LIBOR USD 6 Month + 12.50%),
0.00%, 07/12/21 ............... 789 360,106
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.66%, 04/30/27 ................. 357 356,461
Security Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%, 03/09/27 . USD 1,125 $ 1,090,583
6,968,777
Entertainment — 0.0%
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 05/30/25
(j)
................ 9 8,422
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%, 10/10/23
(j)
... 326 321,748
Health Care Equipment & Supplies — 0.1%
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.50%, 12/11/26
(j)
................. 793 789,046
Health Care Providers & Services — 0.5%
(j)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%, 06/30/25 . 226 225,680
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.76%, 07/24/26 ................. 259 248,470
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.91%, 10/10/25 . 1,052 756,571
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.44%, 07/02/25 ................. 267 261,534
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.90%, 11/16/25 ................. 205 198,543
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.41%, 06/30/25 ................. 237 226,738
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%, 04/29/25 .... 287 266,123
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%, 09/03/24 ................. 28 28,104
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.24%, 01/08/27 ................. 318 313,961
2,525,724
Hotels, Restaurants & Leisure — 0.1%
(j)
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%, 10/04/23
(b)
............... 87 97,861
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%, 10/04/23 . 478 425,082
522,943
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.15%, 08/12/26
(j)
..... 26 25,159
Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%, 09/01/25
(j)
................ 504 137,354
Insurance — 0.5%
(j)
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.65%, 08/04/25 . 640 639,862
Asurion LLC, Term Loan B4, (LIBOR USD 1
Month + 3.00%), 3.15%, 08/04/22 ..... 117 115,404
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%, 09/01/27 . 317 313,633

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.40%, 12/31/25 ............... USD 831 $ 800,521
(LIBOR USD 1 Month + 4.00%),
4.15%, 09/03/26 ............... 367 361,439
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 278 275,868
2,506,727
Interactive Media & Services — 0.0%
Camelot U.S. Acquisition 1 Co., Term Loan,
10/30/26
(j)(k)
..................... 214 212,840
IT Services — 1.3%
(j)
Airbnb, Inc., 1st Lien Term Loan, (LIBOR USD
3 Month + 7.50%), 8.50%, 04/17/25 .... 114 122,244
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.40%, 10/02/25 . 511 494,864
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%, 04/29/24 ................. 164 162,977
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%, 07/31/28 ................. 156 159,900
Epicor Software Corp., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 5.25%, 07/30/27 . 432 431,016
Greeneden US Holdings I LLC, Term Loan
B3, (LIBOR USD 1 Month + 3.25%),
3.40%, 12/01/23 ................. 284 283,235
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.40%, 11/29/24 ................. 216 205,759
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 12/01/25 ................. 123 115,981
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.72%, 08/01/24 ................. 189 161,309
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.50%, 08/01/25 ................. 83 48,762
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.66%, 02/12/27
(b)
.......... 294 257,889
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%, 11/03/23 ............ 178 174,604
Sophia LP, Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 4.25%, 09/30/22 .......... 24 24,099
Sophia LP., Term Loan, 09/23/27
(k)
....... 1,108 1,099,967
Veritas US, Inc., Term Loan B, 09/01/25
(k)
... 1,500 1,466,090
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 08/27/25 . 1,774 1,754,223
6,962,919
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.90%, 09/27/24
(j)
400 383,252
Machinery — 0.3%
(j)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.15%, 09/21/26
(b)
.... 349 347,613
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.36%, 03/28/25 .... 1,686 1,588,922
1,936,535
Security Par (000) Value
Media — 1.0%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%, 07/12/24
(j)
... USD 142 $ 139,809
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.76%, 08/21/26
(j)
................ 1,273 1,155,579
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(j)(k)
................ 514 522,444
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%, 11/27/23
(j)
................. 317 317,818
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%, 01/02/24
(j)
................ 416 418,843
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%, 01/02/24
(l)
................ 2,255 2,232,252
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%, 12/01/23
(j)
................ 123 104,581
Radiate HoldCo LLC, Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.25%, 09/25/26
(a)(j)
60 58,638
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.40%, 01/01/38
(j)
249 242,689
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.90%, 12/31/28
(j)
................ 482 471,858
5,664,511
Oil, Gas & Consumable Fuels — 0.2%
(j)
Chesapeake Energy Corp., Term Loan A,
06/24/24
(a)(b)(d)(k)
.................. 1,064 723,830
CONSOL Energy, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.65%, 09/27/24 . 217 172,812
896,642
Pharmaceuticals — 0.2%
(j)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.00%, 04/29/24 ................. 599 569,039
Jaguar Holding Co. I LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.50%, 08/18/22 . 362 360,649
929,688
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.89%, 02/06/26
(j)
................ 688 679,599
Software — 0.5%
(j)
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%, 02/02/26 . 81 80,253
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%, 01/29/27 . 357 341,931
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%, 02/25/25 . 707 717,018
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.40%, 02/25/27 ..... 329 321,678
Omnitracs LLC, 2nd Lien Term Loan,
10/23/28
(k)
..................... 92 90,505
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%, 10/01/25 . 310 306,242
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.40%, 03/03/28 ................. 471 459,225
Ultimate Software Group, Inc. (The), 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 ............... 169 166,863

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Software (continued)
(LIBOR USD 3 Month + 4.00%),
4.75%, 05/04/26 ............... USD 323 $ 321,831
2,805,546
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%, 03/11/22
(j)
..... 1,012 1,008,898
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.80%, 05/27/24
(j)
................ 406 355,194
Total Floating Rate Loan Interests — 8.8%
(Cost: $49,943,296) .............................. 47,966,688
Capital Trusts — 1.6%
Banks — 1.6%
(e)(j)
Bank of America Corp.:
Series X, 6.25% ................. 808 863,348
Series Z, 6.50% ................. 584 649,116
Series AA, 6.10% ................ 840 914,432
Series DD, 6.30% ................ 98 110,750
CIT Group, Inc., Series A, 5.80% ........ 295 237,198
Citigroup, Inc., Series V, 4.70% ......... 1,050 1,014,562
JPMorgan Chase & Co.:
Series I, 3.74% .................. 197 188,897
Series V, 3.62% .................. 640 592,128
Series Q, 5.15% ................. 190 190,950
Series S, 6.75% ................. 125 135,313
Series U, 6.13% ................. 99 102,823
Series FF, 5.00% ................. 1,199 1,196,933
Series X, 6.10% ................. 693 727,650
Series HH, 4.60% ................ 426 417,480
Wells Fargo & Co., Series U, 5.87% ...... 846 910,814
8,252,394
Security Par (000) Value
Capital Markets — 0.0%
Morgan Stanley, Series H, 3.89%
(e)(j)
...... USD 162 $ 152,888
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
5.70%
(e)(j)
...................... 210 210,787
Total Capital Trusts — 1.6%
(Cost: $8,679,109) .............................. 8,616,069
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................ 33,915 53,585
Total Warrants — 0.0% ............................. 53,585
Total Long-Term Investments — 97.7%
(Cost: $526,932,949) ............................. 531,429,405
Short-Term Securities — 2.1%
(m)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
*
................... 11,413,278 11,413,278
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 250,830 250,831
Total Short-Term Securities — 2.1%
(Cost: $11,664,109) .............................. 11,664,109
Total Investments — 99.8%
(Cost: $538,597,058 ) ............................. 543,093,514
Other Assets Less Liabilities — 0.2% ................... 1,193,393
Net Assets — 100.0% .............................. $ 544,286,907
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Perpetual security with no stated maturity date.
(f)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Convertible security.
(j)
Variable rate security. Rate shown is the rate in effect as of period end.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Fixed rate.
(m)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 17,457,639 $ — $ (6,044,361) $ — $ — $ 11,413,278 11,413,278 $ 53,317 $ —
(a)
Represents net amount purchased (sold).

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 106 12/21/20 $ 14,790 $ (64,312)
U.S. Treasury Long Bond .................................................... 18 12/21/20 3,173 10,584
U.S. Treasury Ultra Bond .................................................... 25 12/21/20 5,545 (69,396)
U.S. Treasury 5 Year Note .................................................... 57 12/31/20 7,184 (13,483)
$ (136,607)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 315,000 USD 235,289 State Street Bank and Trust Co. 10/05/20 $ 1,280
EUR 1,424,000 USD 1,667,504 UBS AG 10/05/20 2,169
GBP 86,000 USD 110,501 HSBC Bank plc 10/05/20 471
USD 241,278 CAD 315,000 Citibank NA 10/05/20 4,709
USD 3,410,282 EUR 2,852,000 UBS AG 10/05/20 66,245
USD 114,475 GBP 86,000 State Street Bank and Trust Co. 10/05/20 3,503
USD 1,672,239 EUR 1,424,000 Goldman Sachs International 11/04/20 1,498
79,875
EUR 1,424,000 USD 1,671,207 Goldman Sachs International 10/05/20 (1,533)
USD 235,311 CAD 315,000 State Street Bank and Trust Co. 11/04/20 (1,279)
USD 1,668,536 EUR 1,424,000 UBS AG 11/04/20 (2,205)
USD 110,519 GBP 86,000 HSBC Bank plc 11/04/20 (471)
(5,488)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.35.V1 ..... 5.00 % Quarterly 12/20/25 BB- USD 3,440 $ 147,231 $ 147,231 $ —
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 87 $ 16,606 $ 19,633 $ (3,027)
$ – $ – $ –

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CenturyLink, Inc. ...... 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (12,207) $ (15,416) $ 3,209
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (53,295) (71,037) 17,742
$ (65,502) $ (86,453) $ 20,951
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Building Products ....................................... $ 12,044 $ — $ — $ 12,044
Chemicals ............................................ 1,400,783 — — 1,400,783
Diversified Telecommunication Services ........................ 259,979 277,469 — 537,448
Energy Equipment & Services .............................. — — 41,085 41,085
Entertainment ......................................... 291,168 — — 291,168
Equity Real Estate Investment Trusts (REITs) .................... 2,224,145 — — 2,224,145
Life Sciences Tools & Services .............................. 72,833 — — 72,833
Media ............................................... 146,145 — — 146,145
Metals & Mining ........................................ 633,778 — — 633,778
Pharmaceuticals ....................................... 646,635 — — 646,635
Corporate Bonds:
Aerospace & Defense .................................... — 22,610,046 — 22,610,046
Air Freight & Logistics .................................... — 394,592 — 394,592
Airlines .............................................. — 3,806,471 — 3,806,471
Auto Components ...................................... — 7,888,523 — 7,888,523
Automobiles .......................................... — 4,545,161 — 4,545,161
Banks ............................................... — 1,497,444 — 1,497,444
Biotechnology ......................................... — 118,464 — 118,464
Building Products ....................................... — 4,984,641 — 4,984,641
Capital Markets ........................................ — 4,932,041 — 4,932,041
Chemicals ............................................ — 10,941,387 — 10,941,387
Commercial Services & Supplies ............................. — 16,061,658 — 16,061,658
Communications Equipment ................................ — 4,193,683 — 4,193,683
Construction & Engineering ................................ — 1,753,028 — 1,753,028
Construction Materials .................................... — 166,415 — 166,415
Consumer Finance ...................................... — 8,001,210 — 8,001,210
Containers & Packaging .................................. — 8,336,116 — 8,336,116
Distributors ........................................... — 3,284,687 — 3,284,687
Diversified Consumer Services .............................. — 2,060,480 — 2,060,480
Diversified Financial Services ............................... — 8,341,183 — 8,341,183
Diversified Telecommunication Services ........................ — 34,806,145 — 34,806,145

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 2,786,990 $ — $ 2,786,990
Electrical Equipment ..................................... — 309,320 — 309,320
Electronic Equipment, Instruments & Components ................. — 1,354,636 — 1,354,636
Energy Equipment & Services .............................. — 3,311,113 504,530 3,815,643
Entertainment ......................................... — 6,151,755 — 6,151,755
Equity Real Estate Investment Trusts (REITs) .................... — 18,086,918 — 18,086,918
Food & Staples Retailing .................................. — 3,264,081 — 3,264,081
Food Products ......................................... — 12,841,109 — 12,841,109
Gas Utilities ........................................... — 866,000 — 866,000
Health Care Equipment & Supplies ........................... — 5,703,255 — 5,703,255
Health Care Providers & Services ............................ — 25,226,256 — 25,226,256
Health Care Technology .................................. — 812,518 — 812,518
Hotels, Restaurants & Leisure .............................. — 26,197,438 — 26,197,438
Household Durables ..................................... — 6,675,522 — 6,675,522
Household Products ..................................... — 962,719 — 962,719
Independent Power and Renewable Electricity Producers ............ — 5,198,653 — 5,198,653
Industrial Conglomerates .................................. — 416,879 — 416,879
Insurance ............................................ — 6,073,887 — 6,073,887
Interactive Media & Services ............................... — 463,482 — 463,482
Internet & Direct Marketing Retail ............................ — 2,398,408 — 2,398,408
IT Services ........................................... — 8,721,636 — 8,721,636
Leisure Products ....................................... — 1,110,057 — 1,110,057
Life Sciences Tools & Services .............................. — 1,283,760 — 1,283,760
Machinery ............................................ — 7,213,871 — 7,213,871
Media ............................................... — 31,471,997 — 31,471,997
Metals & Mining ........................................ — 12,618,321 — 12,618,321
Mortgage Real Estate Investment Trusts (REITs) .................. — 252,450 — 252,450
Multiline Retail ......................................... — 2,286,814 — 2,286,814
Oil, Gas & Consumable Fuels ............................... — 57,894,605 — 57,894,605
Paper & Forest Products .................................. — 470,795 — 470,795
Personal Products ...................................... — 296,729 — 296,729
Pharmaceuticals ....................................... — 9,561,594 — 9,561,594
Professional Services .................................... — 2,797,703 — 2,797,703
Real Estate Management & Development ....................... — 2,033,016 — 2,033,016
Road & Rail ........................................... — 3,439,972 — 3,439,972
Semiconductors & Semiconductor Equipment .................... — 5,966,733 — 5,966,733
Software ............................................. — 19,022,710 — 19,022,710
Specialty Retail ........................................ — 8,325,182 — 8,325,182
Technology Hardware, Storage & Peripherals .................... — 1,469,235 — 1,469,235
Textiles, Apparel & Luxury Goods ............................ — 539,817 — 539,817
Thrifts & Mortgage Finance ................................ — 2,025,310 — 2,025,310
Trading Companies & Distributors ............................ — 4,490,639 — 4,490,639
Wireless Telecommunication Services ......................... — 7,165,209 — 7,165,209
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 200,392 309,225 509,617
Airlines .............................................. — 635,547 — 635,547
Auto Components ...................................... — 421,788 — 421,788
Automobiles .......................................... — 123,864 — 123,864
Building Products ....................................... — 162,468 — 162,468
Capital Markets ........................................ — — 318,159 318,159
Chemicals ............................................ — 2,868,548 — 2,868,548
Commercial Services & Supplies ............................. — 3,703,258 — 3,703,258
Construction & Engineering ................................ — 659,125 — 659,125
Construction Materials .................................... — 155,459 — 155,459
Containers & Packaging .................................. — 639,890 — 639,890
Diversified Consumer Services .............................. — 1,064,633 — 1,064,633
Diversified Financial Services ............................... — 1,041,711 21,097 1,062,808
Diversified Telecommunication Services ........................ — 6,968,777 — 6,968,777
Entertainment ......................................... — 8,422 — 8,422
Food Products ......................................... — 321,748 — 321,748
Health Care Equipment & Supplies ........................... — 789,046 — 789,046
Health Care Providers & Services ............................ — 2,525,724 — 2,525,724
Hotels, Restaurants & Leisure .............................. — 425,082 97,861 522,943
Independent Power and Renewable Electricity Producers ............ — 25,159 — 25,159
Industrial Conglomerates .................................. — 137,354 — 137,354
Insurance ............................................ — 2,506,727 — 2,506,727

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 212,840 $ — $ 212,840
IT Services ........................................... — 6,705,030 257,889 6,962,919
Life Sciences Tools & Services .............................. — 383,252 — 383,252
Machinery ............................................ — 1,588,922 347,613 1,936,535
Media ............................................... — 5,664,511 — 5,664,511
Oil, Gas & Consumable Fuels ............................... — 172,812 723,830 896,642
Pharmaceuticals ....................................... — 929,688 — 929,688
Professional Services .................................... — 679,599 — 679,599
Software ............................................. — 2,805,546 — 2,805,546
Specialty Retail ........................................ — 1,008,898 — 1,008,898
Wireless Telecommunication Services ......................... — 355,194 — 355,194
Capital Trusts ........................................... — 8,616,069 — 8,616,069
Warrants .............................................. — 53,585 — 53,585
Short-Term Securities ....................................... 11,664,109 — — 11,664,109
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — (8,141) — (8,141)
$ 17,351,619 $ 523,112,465 $ 2,621,289 $ 543,085,373
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 20,951 $ — $ 20,951
Foreign currency exchange contracts ............................ — 79,875 — 79,875
Interest rate contracts ....................................... 10,584 — — 10,584
Liabilities:
Credit contracts ........................................... — (3,027) — (3,027)
Foreign currency exchange contracts ............................ — (5,488) — (5,488)
Interest rate contracts ....................................... (147,191) — — (147,191)
$ (136,607) $ 92,311 $ — $ (44,296)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.